Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	4.64%	1.96%
Class N
Average Annual Return [Line Items]
Average Annual Return, Percent	16.70%	4.47%	1.74%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%	4.21%	1.50%
S P 500 Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.15%
S P 500 Class N [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.15%
S P 500 Class R [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.15%